Equity (Details 1) - Cancellation Of Treasury Shares [Member] - USD ($) $ in Millions				12 Months Ended
	Mar. 02, 2023	Jul. 28, 2022	Feb. 24, 2022	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Number of shares held in treasury cancelled	239,881,683	220,150,800	133,418,347	239,881,683	353,569,147
Treasury shares carrying amount	$ 4,164	$ 3,786	$ 2,830	$ 4,164	$ 6,616